Brian F. Link, Esq. Managing Director and Managing Counsel T +1-617-662-1504 Brian.link@statestreet.com State Street Corporation One Congress Street Boston, MA 02114-2016 statestreet.com

December 18, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

RE:  Litman Gregory Funds Trust (the “Trust”)

  File Nos. 333-10015, 811-07763

  Post Effective Amendment No. 150

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and the Statement of Additional Information, each dated December 16, 2024, do not differ from those contained in Post-Effective Amendment No. 150 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on December 16, 2024 (Accession #0001193125-24-279380).

If you have any questions concerning this filing, you may contact me at (617) 662-1504.

Very truly yours,

/s/ Brian F. Link
Brian F. Link
Vice President

cc:  John Coughlan